UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
           --------------------------------------------------
Address:   55 Railroad Avenue, 2nd Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28- 7608
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     203-629-6565
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Daniel Gressel          Greenwich, Connecticut       02/11/00
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            57
                                               -------------

Form 13F Information Table Value Total:            $85,079
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE
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

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADVANCED MARKETING SVCS IN        COM            00753T105     207      7290  SH       SOLE                   7290     0        0
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC        CALL           0079030AF    1203     70000  SH  CALL SOLE                  70000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                        CALL           0093630AV     174     15000  SH  CALL SOLE                  15000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP                     COM            020002101    2406    100000  SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
ASM INTL NV NLC.01 D           ADRS STOCK        N07045102     446     19400  SH       SOLE                  19400     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BAYAN SYS INC                     COM            066908104     326     16300  SH       SOLE                  16300     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BARD C R INC                      COM            067383109    6360    120000  SH       SOLE                 120000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP                    COM            079860102     468     10000  SH       SOLE                  10000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL        CL A           084670108     224         4  SH       SOLE                      4     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BROOKTROUT INC                    COM            114580103     504     27200  SH       SOLE                  27200     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP              COM            12686C109     528      7000  SH       SOLE                   7000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CASH AMER INTL INC                COM            14754D100   12387   1250000  SH       SOLE                1250000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CHUBB CORP                        CALL           1712320AJ     992     20000  SH  CALL SOLE                  20000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CMGI INC                          PUT            1257509MJ    2050     20000  SH  PUT  SOLE                  20000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
COMSTOCK RES INC                  COM            205768203     230     80000  SH       SOLE                  80000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CONVERSE INC DEL               SUB NT CONV       212540AA6       2     10500  SH       SOLE                  10500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
COOPER CAMERON CORP               COM            216640102    1468     30000  SH       SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CVS CORP                          COM            126650100     398     10000  SH       SOLE                  10000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP                PUTS           2470250MV    1254     30000  SH  PUT  SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
DELTA & PINE CO                   COM            247357106     217     12500  SH       SOLE                  12500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
DIGITAL MICROWAVE CORP            COM            253859102     398     17000  SH       SOLE                  17000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
DUANE READE INC                   COM            263578106     496     18000  SH       SOLE                  18000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
E TRADE GROUP INC                 PUTS           2692461MG    1175     50000  SH  PUT  SOLE                  50000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
EBAY INC                          PUTS           278642EMJ    2821     20000  SH  PUT  SOLE                  20000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
ETOYS INC                         PUTS           2978620NH    1996     30000  SH  PUT  SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
EXCALIBUR TECHNOLOGIES CORP       COM            300651205    3093    150000  SH       SOLE                 150000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
FIRST CORP                        COM            337358105    1646     50000  SH       SOLE                  50000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                   COM            345370100     453      8500  SH       SOLE                   8500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
FOX ENTMT GROUP INC               CL A           35138T107     448     18000  SH       SOLE                  18000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL DATACOMM INDS INC         COM            369487103     195     29500  SH       SOLE                  29500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL TELESYSTEMS GROUP          COM            37936U104     469     13500  SH       SOLE                  13500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
HARBINGER CORP                    COM            41145C103     248      7800  SH       SOLE                   7800     0        0
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO USD1 COM       PUT            4282360MT    2722     30000  SH  PUT  SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
HYPERION SOLUTIONS CORP           COM            44914M104    4350    100000  SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
I2 TECHNOLOGIES INC               PUT            4657542MT     388     10000  SH  PUT  SOLE                  10000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS HLDGS INC         COM            524908100    3387     40000  SH       SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
MEDITRUST CORP                  PAIRED CTF NEW   58501T306     440     80000  SH       SOLE                  80000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC             COM            595112103     262      3380  SH       SOLE                   3380     0        0
-----------------------------------------------------------------------------------------------------------------------------------
MILLIPORE CORP                    COM            601073109    1545     40000  SH       SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC                      PUT            6200760ME    1760     20000  SH  PUT  SOLE                  20000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR                  UNIT SER 1        631100104     665      3640  SH       SOLE                   3640     0        0
-----------------------------------------------------------------------------------------------------------------------------------
NORTHWEST AIRLINES CORP CL A C    CALLS          6672800AE     969     38000  SH  CALL SOLE                  38000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE INC            COM            689899102    2075     80000  SH       SOLE                  80000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
P-COM INC                         COM            693262107     342     38700  SH       SOLE                  38700     0        0
-----------------------------------------------------------------------------------------------------------------------------------
REMEC INC                         COM            759543101     267     10500  SH       SOLE                  10500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR                        UNIT SER 1        78462F103     393      2680  SH       SOLE                   2680     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SAKS INC                          COM            79377W108    1556    100000  SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SOLUTIA INC                       CALL           8343760AD    1072     60000  SH  CALL SOLE                  60000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
STMICROELECTRONICS N V            PUT            8610120ME    1481     20000  SH  PUT  SOLE                  60000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
STMICROELECTRONICS N V            PUT            861012EMG    1481     20000  SH  PUT  SOLE                  60000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SUN INTL HOTELS LTD               ORD            P8797T133     484     25000  SH       SOLE                  25000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SUNTRUST BKS INC                  PUT            8679140MN    3287     50000  SH  PUT  SOLE                  50000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                       COM            879664100     449      7000  SH       SOLE                   7000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
TELXON CORP                       COM            879700102    2560    160000  SH       SOLE                 160000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RENAL CARE HLDGS INC        CALL           89151AJDU    2045    275000  SH  CALL SOLE                 275000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
WEATHERFORD INT INC               COM            947074100    1996     50000  SH       SOLE                  50000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL              COM            969457100    1831     60000  SH       SOLE                  60000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
WOLVERINE WORLD WIDE INC          COM            978097103    1990    182000  SH       SOLE                 182000     0        0
-----------------------------------------------------------------------------------------------------------------------------------


